Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 21, 2011
Registrant Name	dei_EntityRegistrantName	DWS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 21, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income Fund

Effective on or about February 1, 2012, the above-listed fund will change its name to DWS Core Equity Fund. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Supplement [Text Block]	cik0000088064_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income Fund

Effective on or about February 1, 2012, the above-listed fund will change its name to DWS Core Equity Fund. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.

DWS Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000088064_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Growth & Income Fund

Effective on or about February 1, 2012, the above-listed fund will change its name to DWS Core Equity Fund. Consistent with the name change, under normal circumstances the fund intends to invest at least 80% of total assets in equities, mainly common stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2011